LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As of December 31,
	2015	2016
Available-for-sale securities:
Quanjude	166,546	159,305
Tang Palace	—	18,856
Banyan Tree	—	26,784
Cjia	—	42,140
Cost-method investments:
UBOX/BJ UBOX	48,220	48,220
BJ GOOAGOO/GOOAGOO	59,939	60,000
Founder Service	20,000	45,000
Qingpu	17,143	17,143
Other investments	—	2,208
Equity-method investments:
Sheen Star	20,862	20,862
Yibang	770	—
Distrii	—	28,562
AAPC LUB	—	446,100
China Young	—	43,054
CREATER	—	100,000
Other investments	10,762	6,087

Total	344,242	1,064,321